Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [abstract]
Deferred tax recovery from tax rate decrease due to US tax reform legislation	$ 187
Tax losses and deductible temporary differences for which no deferred tax assets recognized	7
Capital losses anticipated to be utilized to increase tax adjusted cost base of investments in certain subsidiaries	297
Temporary differences associated with investments in subsidiaries and equity-accounted investees, for which deferred tax liabilities have not been recognized	$ 5,252	$ 6,463